Goodwill and Other Intangible Assets (Tables) - Photomedex, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Goodwill Acquired

Activity in goodwill during the year ended December 31, 2016 follows:

Balance at January 1, 2016	$3,581
Disposal on sale of assets	(1,039)
Impairment of goodwill	(2,257)
Translation differences	(285)
Balance at December 31, 2016	$0

Schedule of Goodwill Allocated Among the Reportable Segments

The goodwill was allocated among the reportable segments as of December 31, 2016 and 2015 in accordance with the provisions of ASC Topic 350-20 Intangibles-Goodwill and consisted of the following:

	December 31, 2016	December 31, 2015

Consumer segment	$0	$3,519
Physician Recurring segment	0	62
Total goodwill	$0	$3,581

Schedule of Other Definite-lived Intangible Assets

Set forth below is a detailed listing of other definite-lived intangible assets:

	December 31, 2016			December 31, 2015
	Trademarks	Customer Relationships	Total	Trademarks	Customer Relationships	Total
Gross Amount beginning of period	$405	$-	$405	$3,925	$4,356	$8,281

Translation differences	-	-	-	(32)	(67)	(99)
Gross Amount end of period	405	-	405	3,893	4,289	8,182

Disposal	(221)	-	(221)	(531)	(587)	(1,118)
Accumulated amortization	(184)	-	(184)	(1,358)	(1,938)	(3,296)
Impairment	-	-	-	(1,763)	(1,764)	(3,527)

Net Book Value	$-	$0	$-	$241	$0	$241